Financial risk review - Schedule of Risk Arising from Financial Instruments (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Assets
Cash and due from banks	$ 1,842,208	$ 1,819,931	$ 1,987,068	$ 1,190,936
Gross balance	9,235,476	8,461,987
Total	12,786,393	11,858,673	10,743,792
Liabilities
Borrowings and debt	(4,030,389)	(4,388,720)	(4,396,969)	$ (4,458,912)
Total	(11,107,646)	(10,521,464)	$ (9,539,968)
Foreign exchange risk
Assets
Cash and due from banks	4,354	1,616
Gross balance	468,351	336,516
Total	472,705	338,132
Liabilities
Borrowings and debt	(472,038)	(337,310)
Total	(472,038)	(337,310)
Net currency position	$ 667	$ 822
Brazilian Real | Foreign exchange risk
Exposure to currency risk
Exchange rate	5.49	6.17
Assets
Cash and due from banks	$ 60	$ 110
Gross balance	0	0
Total	60	110
Liabilities
Borrowings and debt	0	0
Total	0	0
Net currency position	$ 60	$ 110
European Euro | Foreign exchange risk
Exposure to currency risk
Exchange rate	1.17	1.04
Assets
Cash and due from banks	$ 1,847	$ 242
Gross balance	27,472	25,886
Total	29,319	26,128
Liabilities
Borrowings and debt	(28,910)	(25,748)
Total	(28,910)	(25,748)
Net currency position	$ 409	$ 380
Japanese Yen | Foreign exchange risk
Exposure to currency risk
Exchange rate	156.74	157
Assets
Cash and due from banks	$ 8	$ 1
Gross balance	0	0
Total	8	1
Liabilities
Borrowings and debt	0	0
Total	0	0
Net currency position	$ 8	$ 1
Colombian Peso | Foreign exchange risk
Exposure to currency risk
Exchange rate	3,773.58	4,405.29
Assets
Cash and due from banks	$ 50	$ 34
Gross balance	0	0
Total	50	34
Liabilities
Borrowings and debt	0	0
Total	0	0
Net currency position	$ 50	$ 34
Mexican Peso | Foreign exchange risk
Exposure to currency risk
Exchange rate	18.01	20.89
Assets
Cash and due from banks	$ 2,309	$ 1,210
Gross balance	415,704	310,630
Total	418,013	311,840
Liabilities
Borrowings and debt	(417,953)	(311,562)
Total	(417,953)	(311,562)
Net currency position	60	278
Other currencies | Foreign exchange risk
Assets
Cash and due from banks	80	19
Gross balance	25,175	0
Total	25,255	19
Liabilities
Borrowings and debt	(25,175)	0
Total	(25,175)	0
Net currency position	$ 80	$ 19